Deferred Compensation Plan (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Compensation Plan [Abstract]
Minimum age requirement for deferred compensation	65
Accrued liabilities under the plan	$ 1,007,490	$ 1,135,956
Benefit payments under contracts	203,904	196,501
Benefit provision charged to operations	82,250	98,901	154,553
Fee income recognized with deferred compensation plans	$ 175,302	$ 154,210	$ 182,685